Organizations and Principal Activities	6 Months Ended
Jun. 30, 2024
Organizations and Principal Activities [Abstract]
ORGANIZATIONS AND PRINCIPAL ACTIVITIES
1.	ORGANIZATIONS AND PRINCIPAL ACTIVITIES

Ucommune Group Holdings Limited (“Ucommune Group”) was founded in 2018 and was incorporated in the Cayman Islands. On June 29, 2020, Orisun Acquistion Corp. (“Orisun”), a special purpose acquisition company (“SPAC”), entered into a share exchange agreement (the “Share Exchange Agreement”) with Ucommune Group. Pursuant to the Share Exchange Agreement, Ucommune International Ltd (“the Company”), which is a subsidiary wholly owned by Orisun, acquired all of the issued and outstanding ordinary shares of Ucommune Group from the shareholders of Ucommune Group by newly issuing ordinary shares of Orisun to the shareholders of Ucommune Group (“SPAC Transaction”). The SPAC Transaction was consummated on November 17, 2020. Ucommune Group’s shareholders remains the controlling financial interests of Ucommune Group after the SPAC Transaction, which was accounted for as a reverse recapitalization. In connection with the closing of the SPAC Transaction, Orisun had been ceased and Ucommune International Ltd continued as the surviving company.

Ucommune International Ltd, its consolidated subsidiaries, variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively referred to as the “Group”) is primarily engaged in providing long-term leasing, on-demand and short-term leasing solutions to freelancers, start-up entrepreneurs, small medium enterprises and corporations by delivering well-furnished and fully-serviced space on a flexible basis in the People’s Republic of China (“PRC”). The individuals and enterprises registered on U bazaar, a mobile app of the Group are referred to as members.

a.	The VIE arrangements

The Company operates substantially all of its business through its VIEs including Ucommune Venture and Beijing U Bazaar. On May 20, 2019, WFOE entered into a series of contractual arrangements with Ucommune Venture, Beijing U Bazaar, and the respective equity interest holders. The series of contractual agreements include exclusive business cooperation agreement, exclusive call option agreement, equity pledge agreement, powers of attorney and spousal consent letters.

The Group believes that these contractual arrangements enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and is able to consolidate the VIEs and VIEs’ subsidiaries.

The Group’s business has been directly operated by the VIEs and their subsidiaries. As of December 31, 2023, and June 30, 2024, the VIEs and their subsidiaries accounted for an aggregate of 91.9% and 88.1%, respectively, of the Group’s consolidated total assets, and 96.4% and 93.6% respectively of the Group’s consolidated total liabilities.

The following financial information of the Company’s VIEs and VIEs’ subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2023 and June 30, 2024 and for the six months ended June 30, 2023 and 2024 was included in the accompanying condensed consolidated financial statements:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB	USD
		(Unaudited)	(Note 2d)
Cash and cash equivalents	51,854	59,263	8,155
Other current assets	195,143	131,027	18,030
Total current assets	246,997	190,290	26,185
Property and equipment, net	54,505	48,752	6,708
Right-of-use assets, net	142,456	129,955	17,882
Other non-current assets	95,246	66,349	9,130
Total non-current assets	292,207	245,056	33,720
TOTAL ASSETS	539,204	435,346	59,905
Accounts payable	198,318	170,603	23,476
Lease liabilities, current	36,927	41,152	5,663
Other current liabilities	183,746	145,042	19,958
Total current liabilities	418,991	356,797	49,097
Lease liabilities, non-current	70,628	64,672	8,899
Other non-current liabilities	9,185	7,430	1,022
Total non-current liabilities	79,813	72,102	9,921
Total liabilities	498,804	428,899	59,018

	For the Six Months Ended June 30,
	2023	2024	2024
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Note 2d)
Net revenues	270,102	118,912	16,363
Net loss	(50,016)	(55,569)	(7,647)
Net cash provided by/(used in) operating activities	22,125	(6,297)	(866)
Net cash (used in)/provided by investing activities	(4,668)	5,450	750
Net cash (used in)/provided by financing activities	(18,492)	7,631	1,050

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations. No creditors (or beneficial interest holders) of the VIEs have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIE through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

b.	Recent development

Substantially all of the Group’s revenues and workforce are concentrated in China. COVID-19 has resulted in a material and negative effect on the economy and rental market in China and caused loss of the Group’s business, closure and disposal of unprofitable spaces in operation during the year 2023 and in the first half of 2024, which in turn resulted in a decrease in revenue of workspace membership services. The Group’s financial position, results of operations and cash flows could be adversely affected to the extent that the outbreak harms the Chinese economy in general.